Capital management - Main credit ratings of ING (Details)	6 Months Ended
Jun. 30, 2021
Standard & Poor [Member]
Disclosure Of Capital Management [Line Items]
Credit rating status long term	A-
Outlook	Stable
Moody's [Member]
Disclosure Of Capital Management [Line Items]
Credit rating status long term	Baa1
Outlook	Stable
Fitch [Member]
Disclosure Of Capital Management [Line Items]
Credit rating status long term	A+
Outlook	Negative
ING Bank N.V. [member] | Standard & Poor [Member]
Disclosure Of Capital Management [Line Items]
Credit rating status long term	A+
Credit rating status short term	A-1
Outlook	Stable
ING Bank N.V. [member] | Moody's [Member]
Disclosure Of Capital Management [Line Items]
Credit rating status long term	Aa3
Credit rating status short term	P-1
Outlook	Stable
ING Bank N.V. [member] | Fitch [Member]
Disclosure Of Capital Management [Line Items]
Credit rating status long term	AA-
Credit rating status short term	F1+
Outlook	Negative